Cash, Cash Equivalents, and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents, and Marketable Securities [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents as of December 31, 2023 and 2022 consist of the following:
	Contracted Maturity	2023	2022
		Balance	Balance
Cash	Demand	$11,632,839	$3,519,674
Treasury bills and money market funds	Demand	206,705,819	333,649,605
		$218,338,658	$337,169,279